Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term Bank Loans and Notes Payable	$ 67,336,545	$ 66,414,123
Depreciation	4,574,640	3,760,619	$ 5,883,313
Impairment of Long-Lived Assets to be Disposed of	0	0	2,599,980
Other Long-term Debt, Noncurrent	0	0	0
Building [Member]
Short-term Bank Loans and Notes Payable	$ 228,354	$ 238,342	$ 258,922